Related Party Transactions (Details 2) (EchoStar)	9 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jan. 02, 2014	Jan. 02, 2013	Dec. 31, 2012 item	May 31, 2013
Remanufactured Receiver Agreement | Minimum
Related Party Transactions
Minimum required notice period for termination of agreement by related party	60 days	60 days
Professional Services Agreement | Dish Network
Related Party Transactions
Agreement term			1 year
Automatic renewal period	1 year	1 year
Minimum notice period for termination of agreement	60 days	60 days
Minimum notice period for termination of a specific service	30 days	30 days
Management Services Agreement | Dish Network
Related Party Transactions
Automatic renewal period				1 year
El Paso Lease Agreement | Dish Network
Related Party Transactions
Number of consecutive three year renewal options					4
Term of renewal option					3 years
EchoStar XV
Related Party Transactions
Notice period for termination of agreement						30 days